Description of Business - Schedule of Vessels (Table) (Details) Pure in Thousands	12 Months Ended
Dec. 31, 2024
Global Ship Lease 54 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	CMA CGM Thalassa
Capacity in TEUs	11,040
Year Built	2008
Earliest Charter Expiry Date	4Q25
Laertis Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Zim Norfolk
Capacity in TEUs	9,115
Year Built	2015
Earliest Charter Expiry Date	2Q27
Penelope Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Zim Xiamen
Capacity in TEUs	9,115
Year Built	2015
Earliest Charter Expiry Date	3Q27
Telemachus Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Anthea Y
Capacity in TEUs	9,115
Year Built	2015
Earliest Charter Expiry Date	3Q25
Global Ship Lease 78 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	Sydney Express
Capacity in TEUs	9,019
Year Built	2016
Earliest Charter Expiry Date	1Q26 (4)
Global Ship Lease 79 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	Istanbul Express
Capacity in TEUs	9,019
Year Built	2016
Earliest Charter Expiry Date	3Q26 (4)
Global Ship Lease 77 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	Bremerhaven Express
Capacity in TEUs	9,019
Year Built	2015
Earliest Charter Expiry Date	1Q26 (4)
Global Ship Lease 53 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	MSC Tianjin
Capacity in TEUs	8,603
Year Built	2005
Earliest Charter Expiry Date	3Q27
Global Ship Lease 52 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	MSC Qingdao (5)
Capacity in TEUs	8,603
Year Built	2004
Earliest Charter Expiry Date	3Q27
Global Ship Lease 43 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Ningbo
Capacity in TEUs	8,603
Year Built	2004
Earliest Charter Expiry Date	3Q27
Global Ship Lease 72 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Alexandra
Capacity in TEUs	8,544
Year Built	2004
Earliest Charter Expiry Date	3Q25 (6)
Global Ship Lease 73 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Sofia
Capacity in TEUs	8,544
Year Built	2003
Earliest Charter Expiry Date	3Q25 (6)
Global Ship Lease 74 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Effie
Capacity in TEUs	8,544
Year Built	2003
Earliest Charter Expiry Date	3Q25 (6)
Global Ship Lease 75 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Lydia
Capacity in TEUs	8,544
Year Built	2003
Earliest Charter Expiry Date	2Q25 (6)
Global Ship Lease 30 Limited [Member]
Country of Incorporation	Marshall Islands
Vessel Name	GSL Eleni
Capacity in TEUs	7,847
Year Built	2004
Earliest Charter Expiry Date	4Q27 (7)
Global Ship Lease 31 Limited [Member]
Country of Incorporation	Marshall Islands
Vessel Name	GSL Kalliopi
Capacity in TEUs	7,847
Year Built	2004
Earliest Charter Expiry Date	1Q28 (7)
Global Ship Lease 32 Limited [Member]
Country of Incorporation	Marshall Islands
Vessel Name	GSL Grania
Capacity in TEUs	7,847
Year Built	2004
Earliest Charter Expiry Date	1Q28 (7)
Alexander Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Colombia Express (ex Mary)
Capacity in TEUs	7,072
Year Built	2013
Earliest Charter Expiry Date	4Q28 (8)
Hector Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Panama Express (ex Kristina)
Capacity in TEUs	7,072
Year Built	2013
Earliest Charter Expiry Date	4Q29 (8)
Ikaros Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Costa Rica Express (ex Katherine)
Capacity in TEUs	7,072
Year Built	2013
Earliest Charter Expiry Date	2Q29 (8)
Philippos Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Nicaragua Express (ex Alexandra)
Capacity in TEUs	7,072
Year Built	2013
Earliest Charter Expiry Date	3Q29 (8)
Aristoteles Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Mexico Express (ex Alexis)
Capacity in TEUs	6,910
Year Built	2015
Earliest Charter Expiry Date	3Q29 (8)
Menelaos Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Jamaica Express (ex Olivia I)
Capacity in TEUs	6,910
Year Built	2015
Earliest Charter Expiry Date	3Q29 (8)
Global Ship Lease 35 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Nicoletta
Capacity in TEUs	6,858
Year Built	2002
Earliest Charter Expiry Date	1Q28
Global Ship Lease 36 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Christen
Capacity in TEUs	6,858
Year Built	2002
Earliest Charter Expiry Date	4Q27
Global Ship Lease 48 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	CMA CGM Berlioz
Capacity in TEUs	7,023
Year Built	2001
Earliest Charter Expiry Date	4Q25
Leonidas Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Agios Dimitrios (5)
Capacity in TEUs	6,572
Year Built	2011
Earliest Charter Expiry Date	2Q27
Global Ship Lease 33 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Vinia
Capacity in TEUs	6,080
Year Built	2004
Earliest Charter Expiry Date	1Q28 (9)
Global Ship Lease 34 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Christel Elisabeth
Capacity in TEUs	6,080
Year Built	2004
Earliest Charter Expiry Date	1Q28 (9)
GSL Arcadia LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Arcadia
Capacity in TEUs	6,008
Year Built	2000
Earliest Charter Expiry Date	1Q25 (10)
GSL Melita LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Melita
Capacity in TEUs	6,008
Year Built	2001
Earliest Charter Expiry Date	3Q25 (10)
GSL Maria LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Maria
Capacity in TEUs	6,008
Year Built	2001
Earliest Charter Expiry Date	4Q25 (10)
GSL Violetta LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Violetta
Capacity in TEUs	6,008
Year Built	2000
Earliest Charter Expiry Date	2Q25 (10)
GSL Tegea LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Tegea
Capacity in TEUs	5,994
Year Built	2001
Earliest Charter Expiry Date	3Q25 (10)
GSL Dorothea LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Dorothea
Capacity in TEUs	5,992
Year Built	2001
Earliest Charter Expiry Date	2Q25 (10)
GSL MYNY LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL MYNY
Capacity in TEUs	6,008
Year Built	2000
Earliest Charter Expiry Date	2Q25 (10)
Tasman Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Tasman (12)
Capacity in TEUs	5,936
Year Built	2000
Earliest Charter Expiry Date	1Q25
Hudson Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Dimitris Y (ex Zim Europe)
Capacity in TEUs	5,936
Year Built	2000
Earliest Charter Expiry Date	2Q25
Drake Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Ian H
Capacity in TEUs	5,936
Year Built	2000
Earliest Charter Expiry Date	4Q27
Global Ship Lease 68 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Kithira
Capacity in TEUs	5,470
Year Built	2009
Earliest Charter Expiry Date	4Q27
Global Ship Lease 69 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Tripoli
Capacity in TEUs	5,470
Year Built	2009
Earliest Charter Expiry Date	3Q27
Global Ship Lease 70 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Syros
Capacity in TEUs	5,470
Year Built	2010
Earliest Charter Expiry Date	4Q27
Global Ship Lease 71 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Tinos
Capacity in TEUs	5,470
Year Built	2010
Earliest Charter Expiry Date	3Q27
Hephaestus Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Dolphin II
Capacity in TEUs	5,095
Year Built	2007
Earliest Charter Expiry Date	1Q25
Zeus One Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Orca I
Capacity in TEUs	5,095
Year Built	2006
Earliest Charter Expiry Date	2Q25
Global Ship Lease 47 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Château d’If
Capacity in TEUs	5,089
Year Built	2007
Earliest Charter Expiry Date	4Q26
GSL Alcazar Inc. [Member]
Country of Incorporation	Marshall Islands
Vessel Name	CMA CGM Alcazar
Capacity in TEUs	5,089
Year Built	2007
Earliest Charter Expiry Date	3Q26
Global Ship Lease 55 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Susan
Capacity in TEUs	4,363
Year Built	2008
Earliest Charter Expiry Date	3Q27
Global Ship Lease 50 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	CMA CGM Jamaica
Capacity in TEUs	4,298
Year Built	2006
Earliest Charter Expiry Date	1Q28
Global Ship Lease 49 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	CMA CGM Sambhar
Capacity in TEUs	4,045
Year Built	2006
Earliest Charter Expiry Date	1Q28
Global Ship Lease 51 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	CMA CGM America
Capacity in TEUs	4,045
Year Built	2006
Earliest Charter Expiry Date	1Q28
Global Ship Lease 57 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Rossi
Capacity in TEUs	3,421
Year Built	2012
Earliest Charter Expiry Date	1Q26
Global Ship Lease 58 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Alice
Capacity in TEUs	3,421
Year Built	2014
Earliest Charter Expiry Date	2Q25
Global Ship Lease 59 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Melina
Capacity in TEUs	3,404
Year Built	2013
Earliest Charter Expiry Date	4Q26
Global Ship Lease 60 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Eleftheria
Capacity in TEUs	3,421
Year Built	2013
Earliest Charter Expiry Date	3Q25
Global Ship Lease 61 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Mercer
Capacity in TEUs	2,824
Year Built	2007
Earliest Charter Expiry Date	1Q27 (11)
Global Ship Lease 62 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Mamitsa (ex Matson Molokai)
Capacity in TEUs	2,824
Year Built	2007
Earliest Charter Expiry Date	2Q25
Global Ship Lease 63 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Lalo
Capacity in TEUs	2,824
Year Built	2006
Earliest Charter Expiry Date	2Q25
Global Ship Lease 42 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Valerie
Capacity in TEUs	2,824
Year Built	2005
Earliest Charter Expiry Date	1Q25
Pericles Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Athena
Capacity in TEUs	2,980
Year Built	2003
Earliest Charter Expiry Date	2Q25
Global Ship Lease 64 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Elizabeth
Capacity in TEUs	2,741
Year Built	2006
Earliest Charter Expiry Date	2Q26
Global Ship Lease 65 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Chloe (ex Beethoven)
Capacity in TEUs	2,546
Year Built	2012
Earliest Charter Expiry Date	1Q27 (11)
Global Ship Lease 66 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	GSL Maren
Capacity in TEUs	2,546
Year Built	2014
Earliest Charter Expiry Date	1Q26
Aris Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Maira
Capacity in TEUs	2,506
Year Built	2000
Earliest Charter Expiry Date	4Q26
Aphrodite Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Nikolas
Capacity in TEUs	2,506
Year Built	2000
Earliest Charter Expiry Date	4Q26
Athena Marine LLC [Member]
Country of Incorporation	Marshall Islands
Vessel Name	Newyorker
Capacity in TEUs	2,506
Year Built	2001
Earliest Charter Expiry Date	1Q25
Global Ship Lease 38 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	Manet
Capacity in TEUs	2,288
Year Built	2001
Earliest Charter Expiry Date	1Q25
Global Ship Lease 40 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	Keta (12)
Capacity in TEUs	2,207
Year Built	2003
Earliest Charter Expiry Date	1Q25
Global Ship Lease 41 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	Julie
Capacity in TEUs	2,207
Year Built	2002
Earliest Charter Expiry Date	2Q25
Global Ship Lease 45 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	Kumasi
Capacity in TEUs	2,220
Year Built	2002
Earliest Charter Expiry Date	1Q25
Global Ship Lease 44 LLC [Member]
Country of Incorporation	Liberia
Vessel Name	Akiteta (12)
Capacity in TEUs	2,220
Year Built	2002
Earliest Charter Expiry Date	1Q25